EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 10 – EARNINGS PER SHARE

The Company calculates earnings/(loss) per share data by calculating the quotient of earnings/(loss) divided by the weighted average number of common shares outstanding during the respective period as required by ASC 260-10-50. Due to the net losses for the three months ended March 31, 2023 and 2022, all shares underlying the related party convertible debt, common stock warrants, and common stock options were excluded from the earnings per share calculation due to their anti-dilutive effect.

Calculation of net earnings per common share — basic and diluted:

	For the three months ended
	March 31, 2023	March 31, 2022
Basic and diluted:
Net loss	(1,430,810)	(1,206,559)
Weighted-average number of common shares	7,569,115	6,060,187
Basic and diluted net loss per common share	$(0.19)	$(0.20)

NOTE 10 – EARNINGS PER SHARE

The Company calculates earnings/(loss) per share data by calculating the quotient of earnings/(loss) divided by the weighted average number of common shares outstanding during the respective period as required by ASC 260-10-50. Due to the net losses for the years ended December 31, 2022 and 2021, all shares underlying the related party convertible debt, common stock warrants, and common stock options were excluded from the earnings per share calculation due to their anti-dilutive effect.

Calculation of net earnings per common share — basic and diluted:

	For the year ended
	December 31, 2022	December 31, 2021
Basic and diluted:
Net loss	(5,681,833)	(3,244,506)
Weighted-average number of common shares	6,528,959	5,245,622
Basic and diluted net loss per common share	$(0.87)	$(0.62)